ACQUISITIONS - Consideration (Details) - Income-producing properties - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Purchase consideration:
Cash on hand		$ 380,206
Cash sourced from credit facility		167,689
Total cash consideration paid		547,895
Recognized amounts of identifiable net assets acquired measured at their respective fair values:
Investment properties	$ 947,478	542,998
Working capital		4,897
Total identifiable net assets		$ 547,895